Segment information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Operating Segments [Line Items]
Unrecognised share of losses of joint ventures		$ 997,000
Cumulative unrecognised share of losses of joint ventures		$ 997,000		¥ 997,000
Customers concentration risk, percentage of revenue	10.00%
Bottom of range [member] | PRC [Member]
Disclosure Of Operating Segments [Line Items]
Revenue external customers percentage	90.00%
Percentage of non-current assets other than financial instruments	90.00%